LAND USE RIGHT (Tables)	12 Months Ended
Dec. 31, 2012
LAND USE RIGHT [Abstract]
Schedule of Land Use Rights	Land use right as of December 31, 2012 and 2011 consist of the following:
	2012	2011

Land use right, net	$13,625,738	$13,807,056

Schedule of Future Amortization of Land Use Rights	The total future amortization is as follows:
December 31,
2013	$333,897
2014	333,897
2015	333,897
2016	333,897
2017	333,897
Over 5 years	11,956,253
$13,625,738